Schedule of trade and other receivables (Details) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
Trade And Other Receivables Due Within One Year
Other receivables	£ 23,481
VAT owed to the Group	134,297	70,650
Prepayments	1,537,513	811,303
Trade and other receivables	£ 1,695,291	£ 881,953